Equity - Schedule of transactions on the executive share award plans (Details) - Executive share award plans - shares shares in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Balance outstanding at beginning of period (in shares)	4.8	4.9	5.2
Granted (in shares)	3.4	2.1	1.7
Awarded (in shares)	(1.3)	(1.8)	(1.1)
Forfeited (in shares)	(0.9)	(0.4)	(0.9)
Balance outstanding at end of period (in shares)	6.0	4.8	4.9